UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Jennison U.S. Emerging Growth Fund, Inc.

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	10/31/2005

Date of reporting period:	4/30/2005

Item 1 – Reports to Stockholders – [ INSERT REPORT ]

Jennison U.S. Emerging Growth Fund, Inc.

APRIL 30, 2005	SEMIANNUAL REPORT

FUND TYPE

Small- to mid-capitalization stock

OBJECTIVE

Long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

JennisonDryden is a registered trademark of The Prudential Insurance Company of America.

Dear Shareholder,

June 17, 2005

We hope that you find the semiannual report for the Jennison U.S. Emerging Growth Fund informative and useful. As a JennisonDryden Mutual Fund shareholder, you may be thinking about where you can find additional growth opportunities. You could invest in last year’s top-performing asset class and hope that history repeats itself or you could stay in cash while waiting for the “right moment” to invest.

We believe it is wise to take advantage of developing domestic and global investment opportunities through a diversified portfolio of stock and bond mutual funds. A diversified asset allocation offers two advantages. It helps you manage downside risk by not being overly exposed to any particular asset class, plus it gives you a better opportunity to have at least some of your assets in the right place at the right time. Your financial professional can help you create a diversified investment plan that may include mutual funds that cover all the basic asset classes and is reflective of your personal investor profile and tolerance for risk.

JennisonDryden Mutual Funds give you a wide range of choices that can help you make progress toward your financial goals. Our funds offer the experience, resources, and professional discipline of three leading asset managers. They are recognized and respected in the institutional market and by discerning investors for excellence in their respective strategies. JennisonDryden equity funds are advised by Jennison Associates LLC and/or Quantitative Management Associates LLC (QMA). Prudential Investment Management, Inc. (PIM) advises the JennisonDryden fixed income and money market funds. Jennison Associates, QMA, and PIM are registered investment advisers and Prudential Financial companies.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison U.S. Emerging Growth Fund, Inc.

Jennison U.S. Emerging Growth Fund, Inc.	1

Your Fund’s Performance

Fund objective

The investment objective of the Jennison U.S. Emerging Growth Fund, Inc. (the Fund) is long-term capital appreciation. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The maximum initial sales charge is 5.50% (Class A shares).

Cumulative Total Returns[1] as of 4/30/05
	Six Months	One Year	Five Years	Since Inception[2]
Class A	2.03%	6.34%	–29.59%	105.51%
Class B	1.68	5.52	–32.15	92.83
Class C	1.68	5.52	–32.15	92.83
Class Z	2.11	6.55	–28.68	109.65
S&P MidCap 400 Index[3]	5.68	9.74	38.84	172.88
Russell Midcap Growth Index[4]	4.07	7.05	–27.20	73.98
Lipper Mid-Cap Growth Funds Avg.[5]	1.68	3.92	–22.64	63.50

Average Annual Total Returns[1] as of 3/31/05
		One Year	Five Years	Since Inception[2]
Class A		2.94%	–9.05%	9.09%
Class B		3.10	–8.85	9.01
Class C		7.10	–8.70	9.01
Class Z		9.14	–7.79	10.10
S&P MidCap 400 Index[3]		10.43	6.87	13.48
Russell Midcap Growth Index[4]		8.31	–7.30	7.47
Lipper Mid-Cap Growth Funds Avg.[5]		5.17	–7.01	6.34

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A shares are subject to a maximum front-end sales charge of 5.50%. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B and Class C shares are subject to a maximum CDSC of 5% and 1% respectively. Class Z shares are not subject to a sales charge.

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1Source: Prudential Investments LLC and Lipper Inc. The average annual total returns take into account applicable sales charges. During certain periods shown, fee waivers and/or expense reimbursements were in effect. Without such fee waivers and expense reimbursements, the returns for the share classes would have been lower. Class A, Class B, and Class C shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, and 1.00% respectively. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class Z shares are not subject to a 12b-1 fee. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

2Inception date: 12/31/96. The Since Inception returns for the S&P MidCap 400 Index, (S&P MidCap 400 Index) Russell Midcap Growth Index, and the Lipper Mid-Cap Growth Funds Average (Lipper Average) are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

3The S&P MidCap 400 Index is an unmanaged index of 400 domestic stocks chosen for market size, liquidity, and industry group representation. It gives a broad look at how U.S. mid-cap stock prices have performed.

4The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

5The Lipper Average represents returns based on an average return of all funds in the Lipper Mid-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Mid-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P MidCap 400 Index.

Investors cannot invest directly in an index. The S&P MidCap 400 Index and the Russell Midcap Growth Index do not bear sales charges, operating expenses of a mutual fund, or deductions for taxes. Returns for these indexes would be lower if they were subject to these deductions. Returns for the Lipper Average reflect the deduction of mutual fund operating expenses, but not sales charges or taxes.

Five Largest Holdings in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/05
Akami Technologies, Inc., Internet Software & Services	3.0%
Cerner Corp., Healthcare Providers & Services	2.8
Check Free Corp., IT Services	2.5
Varian Medical Systems, Inc., Healthcare Equipment & Supplies	2.5
Waters Corp., Healthcare Equipment & Supplies	2.3

Holdings are subject to change.

Five Largest Industries in Long-Term Portfolio expressed as a percentage of net assets as of 4/30/05
Software	16.1%
Healthcare Equipment & Supplies	8.4
Internet Software & Services	7.1
Healthcare Providers & Services	6.9
Computers & Peripherals	6.7

Industry weightings are subject to change.

Jennison U.S. Emerging Growth Fund, Inc.	3

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2004, at the beginning of the period, and held through the six-month period ended April 30, 2005.

The Fund may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to Individual Retirement Accounts (IRAs), Section 403(b) accounts, and Section 529 plan accounts. As of the close of the six-month period covered by the table, IRA fees included a setup fee of $5, a maintenance fee of up to $36 annually ($18 for the six-month period), and a termination fee of $10. Section 403(b) accounts and Section 529 plan accounts are each charged an annual $25 fiduciary maintenance fee ($12.50 for the six-month period). Some of the fees vary in amount, or are waived, based on your total account balance or the number of JennisonDryden or Strategic Partners funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on

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the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison U.S. Emerging Growth Fund, Inc.		Beginning Account Value November 1, 2004	Ending Account Value April 30, 2005	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six- Month Period*

Class A	Actual	$1,000.00	$1,020.28	1.19%	$5.96
	Hypothetical	$1,000.00	$1,018.89	1.19%	$5.96

Class B	Actual	$1,000.00	$1,016.81	1.94%	$9.70
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Class C	Actual	$1,000.00	$1,016.81	1.94%	$9.70
	Hypothetical	$1,000.00	$1,015.17	1.94%	$9.69

Class Z	Actual	$1,000.00	$1,021.08	0.94%	$4.71
	Hypothetical	$1,000.00	$1,020.13	0.94%	$4.71

* Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 181 days in the six-month period ended April 30, 2005, and divided by the 365 days in the Fund’s fiscal year ending October 31, 2005 (to reflect the six-month period).

Jennison U.S. Emerging Growth Fund, Inc.	5

This Page Intentionally Left Blank

Portfolio of Investments

as of April 30, 2005 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS

Air Freight & Logistics 1.9%
51,400	Expeditors International of Washington, Inc.(b)	$2,524,254
107,900	UTI Worldwide, Inc.	6,920,706

		9,444,960

Biotechnology 1.4%
138,500	Celgene Corp.(a)(b)	5,250,535
41,100	Martek Biosciences Corp.(a)(b)	1,572,897

		6,823,432

Capital Markets 4.0%
1,072,100	Ameritrade Holding Corp.(a)	11,235,608
71,400	Legg Mason, Inc.(b)	5,059,404
108,700	Nuveen Investments (Class A)	3,694,713

		19,989,725

Chemicals 2.2%
189,900	Monsanto Co.	11,131,938

Commercial Services & Supplies 4.5%
103,200	Dun & Bradstreet Corp. (The)(a)	6,443,808
459,500	Monster Worldwide, Inc.(a)(b)	10,573,095
48,900	Strayer Education, Inc.	5,245,992

		22,262,895

Communications Equipment 4.1%
2,716,200	ADC Telecommunications, Inc.(a)	6,165,774
367,900	Comverse Technology, Inc.(a)(b)	8,384,441
158,400	Qualcomm, Inc.	5,526,576

		20,076,791

Computers & Peripherals 6.7%
125,200	Apple Computer, Inc.(a)	4,514,712
194,300	Avid Technology, Inc.(a)(b)	9,619,793
223,200	Diebold, Inc.	10,796,184
307,600	Emulex Corp.(a)(b)	4,777,028
103,500	NCR Corp.(a)	3,415,500

		33,123,217

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	7

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Diversified Financial Services 0.7%
18,400	Chicago Mercantile Exchange	$3,597,568

Electronic Equipment & Instruments 2.1%
31,200	Agilent Technologies, Inc.(a)(b)	647,400
738,700	Symbol Technologies, Inc.	9,876,419

		10,523,819

Energy Equipment & Services 3.0%
20,700	ENSCO International, Inc.	674,820
179,600	Grant Prideco, Inc.(a)	3,978,140
120,500	National-Oilwell, Inc.(a)	4,788,670
243,000	Todco (Class A)(a)	5,406,750

		14,848,380

Health Care Equipment & Supplies 8.4%
73,200	Alcon, Inc.(a)	7,100,400
87,800	Kinetic Concepts, Inc.(a)	5,395,310
139,700	St. Jude Medical, Inc.(a)	5,452,491
366,200	Varian Medical Systems, Inc.(a)(b)	12,355,588
283,800	Waters Corp.(a)	11,246,994

		41,550,783

Health Care Providers & Services 6.9%
168,900	Caremark Rx, Inc.(a)	6,764,445
235,900	Cerner Corp.(a)(b)	13,696,354
136,700	PacifiCare Health Systems, Inc.(a)(b)	8,169,192
439,600	Tenet Healthcare Corp.(a)	5,262,012

		33,892,003

Hotels Restaurants & Leisure 4.2%
51,000	Gaylord Entertainment Co.(a)(b)	2,040,000
333,100	GTECH Holdings Corp.(b)	8,150,957
98,300	MGM Mirage(a)	6,862,323
72,300	Wynn Resorts Ltd.(a)(b)	3,827,562

		20,880,842

Household Durables 0.4%
24,700	Harman International Industries, Inc.	1,940,926

Internet Software & Services 7.1%
1,262,100	Akamai Technologies, Inc.(a)	14,905,401
377,700	Ariba, Inc.(a)	2,281,308

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

6,400	Google, Inc. (Class A)(a)(b)	$1,408,000
318,800	VeriSign, Inc.(a)(b)	8,435,448
227,300	Yahoo!, Inc.(a)(b)	7,844,123

		34,874,280

IT Services 3.0%
339,200	CheckFree Corp.(a)	12,441,856
149,700	Wright Express Corp.(a)(b)	2,499,990

		14,941,846

Media 3.5%
41,900	DreamWorks Animation SKG (Class A)(a)	1,571,250
75,900	E.W. Scripps Co. (The)(Class A)(b)	3,865,587
861,400	Sirius Satellite Radio, Inc.(a)(b)	4,100,264
273,200	XM Satellite Radio Holdings, Inc. (Class A)(a)(b)	7,578,568

		17,115,669

Multiline Retail 1.1%
93,300	Federated Department Stores, Inc.(b)	5,364,750

Oil & Gas 2.5%
137,500	Southwestern Energy Co.(a)	8,078,125
120,400	Suncor Energy, Inc.	4,437,944

		12,516,069

Personal Products 0.7%
84,900	Estee Lauder Companies, Inc. (Class A)	3,261,009

Pharmaceuticals 1.7%
17,200	Allergan, Inc.	1,210,708
373,400	Andrx Corp.(a)	7,434,394

		8,645,102

Semiconductors & Semiconductor Equipment 6.6%
267,900	Altera Corp.(a)(b)	5,553,567
198,700	Applied Materials, Inc.(a)(b)	2,954,669
208,200	International Rectifier Corp.(a)(b)	8,856,828
154,600	Marvell Technology Group Ltd.(a)	5,176,008
153,200	Maxim Integrated Products, Inc.	5,729,680
353,400	MEMC Electronic Materials, Inc.(a)	4,145,382

		32,416,134

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	9

Portfolio of Investments

as of April 30, 2005 (Unaudited) Cont’d.

Shares	Description	Value (Note 1)

Software 16.1%
365,800	Amdocs Ltd.(a)	$9,770,518
18,300	Autodesk, Inc.	582,489
667,300	BEA Systems, Inc.(a)(b)	4,604,370
381,700	Business Objects SA (ADR)(France)(a)(b)	9,851,677
368,200	Cadence Design Systems, Inc.(a)	5,154,800
166,300	Cognos, Inc.(a)	6,292,792
217,100	Compuware Corp.(a)	1,291,745
192,500	Electronic Arts, Inc.(a)(b)	10,277,575
265,000	Intuit, Inc.(a)(b)	10,679,500
199,200	Macromedia, Inc.(a)	7,890,312
143,400	Mercury Interactive Corp.(a)(b)	5,926,722
72,900	NAVTEQ(a)	2,655,018
295,400	Salesforce.com, Inc.(a)	4,277,392

		79,254,910

Specialty Retail 2.6%
200,000	Chico’s FAS, Inc.(a)(b)	5,126,000
122,900	PETCO Animal Supplies, Inc.(a)	3,846,770
109,200	Williams-Sonoma, Inc.(a)	3,657,108

		12,629,878

Wireless Telecommunication Services 3.9%
762,300	Alamosa Holdings, Inc.(a)(b)	9,902,277
183,300	NII Holdings, Inc.(a)(b)	9,177,831

		19,080,108

	Total long-term investments (cost $451,645,409)	490,187,034

SHORT-TERM INVESTMENTS 31.4%

Mutual Fund
155,123,730	Dryden Core Investment Fund - Taxable Money Market Series(c)(d) (cost $155,123,730; Note 3)	155,123,730

	Total Investments, Before Outstanding Call Options Written (Cost $606,769,139; Note 5)	$645,310,764

OUTSTANDING CALL OPTION WRITTEN
Contracts
611	Akamai Technologies, Inc. expiring 5/21/05 @ $15 (premium received $(65,375))	(3,055)

	Total Investments, Net of Outstanding Call Options Written 130.7% (Cost $606,703,764)	$645,307,709

	Other liabilities in excess of other assets (30.7%)	(151,697,087)

	Net Assets 100%	$493,610,622

See Notes to Financial Statements.

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ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $150,219,283; cash collateral of $154,914,519 (include in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments, LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2005 was as follows:

Software	16.1%
Health Care Equipment & Supplies	8.4
Internet Software & Services	7.1
Health Care Providers & Services	6.9
Computers & Peripherals	6.7
Semiconductors & Semiconductor Equipment	6.6
Commercial Services & Supplies	4.5
Hotels Restaurants & Leisure	4.2
Communications Equipment	4.1
Capital Markets	4.0
Wireless Telecommunication Services	3.9
Media	3.5
IT Services	3.0
Energy Equipment & Services	3.0
Specialty Retail	2.6
Oil & Gas	2.5
Chemicals	2.2
Electronic Equipment & Instruments	2.1
Air Freight & Logistics	1.9
Pharmaceuticals	1.7
Biotechnology	1.4
Multiline Retail	1.1
Diversified Financial Services	0.7
Personal Products	0.7
Household Durables	0.4
Short-term Investments	31.4
Outstanding Call Option Written	—

130.7
Liabilities in excess of other assets	(30.7)

100.0%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	11

Statement of Assets and Liabilities

as of April 30, 2005 (Unaudited)

Assets
Investments at value, including securities on loan of $150,219,283:
Unaffiliated investments (cost $451,645,409)	$490,187,034
Affiliated investments (cost $155,123,730)	155,123,730
Receivable for investments sold	7,303,919
Receivable for Fund shares sold	976,696
Dividends and interest receivable	53,296
Other assets	4,108

Total assets	653,648,783

Liabilities
Payable to broker for collateral for securities on loan	154,914,519
Payable for investments purchased	2,516,077
Payable for Fund shares reacquired	1,246,413
Accrued expenses and other liabilities	468,843
Transfer agent fee payable	288,200
Management fee payable	253,296
Payable to custodian	178,314
Distribution fee payable	167,248
Outstanding options written (premium received $65,375)	3,055
Deferred trustees’ fees	2,196

Total liabilities	160,038,161

Net Assets	$493,610,622

Net assets were comprised of:
Common stock, at par	$32,111
Paid-in capital in excess of par	692,151,536

692,183,647
Net investment loss	(2,807,477)
Accumulated net realized loss on investments	(234,369,493)
Net unrealized appreciation on investments	38,603,945

Net assets, April 30, 2005	$493,610,622

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($241,237,037 ÷ 15,459,428 shares of common stock issued and outstanding)	$15.60
Maximum sales charge (5.5% of offering price)	0.91

Maximum offering price to public	$16.51

Class B
Net asset value, offering price and redemption price per share ($105,443,613 ÷ 7,259,640 shares of common stock issued and outstanding)	$14.52

Class C
Net asset value and redemption price per share ($29,378,794 ÷ 2,022,785 shares of common stock issued and outstanding)	$14.52

Class Z
Net asset value, offering price and redemption price per share ($117,551,178 ÷ 7,368,722 shares of common stock issued and outstanding)	$15.95

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	13

Statement of Operations

Six Months Ended April 30, 2005 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividends (net of foreign withholding taxes of $3,420)	$495,932
Affiliated dividend income	95,085
Affiliated income from securities loaned, net	202,346
Interest	125

Total income	793,488

Expenses
Management fee	1,614,124
Distribution fee—Class A	326,249
Distribution fee—Class B	595,094
Distribution fee—Class C	162,527
Transfer agent’s fees and expenses (including affiliated expenses of $641,000)	681,000
Custodian’s fees and expenses	74,000
Reports to shareholders	70,000
Registration fees	30,000
Legal fees and expenses	17,000
Audit fee	8,000
Directors’ fees	8,000
Miscellaneous	14,971

Total expenses	3,600,965

Net investment loss	(2,807,477)

Realized And Unrealized Gain (Loss) On Investments and Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	47,265,248
Foreign currency transactions	6
Options written	634,560

47,899,814

Net change in unrealized appreciation (depreciation) on:
Investments	(34,649,544)
Options written	2,732,011

(31,917,533)

Net gain on investments	15,982,281

Net Increase In Net Assets Resulting From Operations	$13,174,804

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(2,807,477)	$(6,131,815)
Net realized gain on investment and foreign currency transactions	47,899,814	56,850,084
Net change in unrealized depreciation on investments	(31,917,533)	(10,242,577)

Net increase in net assets resulting from operations	13,174,804	40,475,692

Fund share transactions (net of share conversions) (Note 6)
Net proceeds from shares sold	59,281,460	154,027,243
Cost of shares reacquired	(111,187,879)	(174,802,941)

Net decrease in net assets from Fund share transactions	(51,906,419)	(20,775,698)

Total increase (decrease)	(38,731,615)	19,699,994

Net Assets
Beginning of period	532,342,237	512,642,243

End of period(a)	$493,610,622	$532,342,237

(a) Includes undistributed net investment income of:	$—	$—

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	15

Notes to Financial Statements

(Unaudited)

Jennison U.S. Emerging Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940 as a diversified, open-end, management investment company. The Fund was incorporated in Maryland on August 23, 1996. The Fund issued 2,500 shares each of Class A, Class B, Class C and Class Z common stock for $100,000 on October 21, 1996 to Prudential Investments, LLC, (“PI” or “Manager”). Investment operations commenced on December 31, 1996.

The Fund’s investment objective is to achieve long-term capital appreciation. It invests primarily in equity securities of small and medium-sized U.S. companies, which will generally have a market capitalization less than the largest capitalization of the Standard & Poor’s Mid-Cap 400 Stock Index, with the potential for above-average growth.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained

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from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities-at the current daily rate of exchange.

(ii) purchases and sales of investment securities, income and expenses-at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or

Jennison U.S. Emerging Growth Fund, Inc.	17

Notes to Financial Statements

Cont’d

losses realized between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Options: The Fund may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates with respect to securities or currencies which the Fund currently owns or intends to purchase.

The Fund’s principal reason for writing options is to realize, through receipt of premiums, greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the options.

If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on written options transactions.

The Fund, as writer of an option, has no control over whether the underlying securities or currencies may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or currency

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underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal, at all times, to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identified to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gains or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses on sales of portfolio securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discounts on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss, (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Jennison U.S. Emerging Growth Fund, Inc.	19

Notes to Financial Statements

Cont’d

Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers and employees of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly, at an annual rate of .60 of 1% of the Fund’s average daily net assets up to $1 billion and .55 of 1% of the average daily net assets in excess of $1 billion. The effective management fee rate was .60 of 1% for the six months ended April 30, 2005.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Class A, B and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Fund.

Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS contractually agreed to limit such fees to .25 of 1% of Class A shares.

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PIMS has advised the Fund that it received approximately $49,200 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2005. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended April 30, 2005, it received approximately $103,200 and $3,300 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a syndicated credit agreement (“SCA”) with a group of banks. Effective October 29, 2004, the Funds entered into a revised credit agreement with two banks. The commitment under the revised credit agreement is $500 million. The Funds pay a commitment fee of .75 of 1% of the unused portion of the revised credit agreement. The expiration date of the revised credit agreement will be October 28, 2005. Interest on any borrowings under the SCA is incurred at market rates. The commitment fee is accrued daily and paid quarterly and is allocated to the Funds pro rata, based on net assets. The purpose of the SCA is to serve as an alternative source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the six months ended April 30, 2005.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended April 30, 2005, the Fund incurred approximately $108,600 in total networking fees. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

PIM was the securities lending agent for the Fund. For the six months ended April 30, 2005, PIM has been compensated approximately $70,866 for these services.

Jennison U.S. Emerging Growth Fund, Inc.	21

Notes to Financial Statements

Cont’d

The Fund invests in the Taxable Money Market Series (the “portfolio”), a portfolio of Dryden Core Investment Fund pursuant to an exemptive order received from the Securities and Exchange Commission. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

For the six months ended April 30, 2005, the amount of brokerage commissions earned by Prudential Equity Group, LLC, (“PEG”), an indirect wholly owned subsidiary of Prudential, earned approximately $12,088 in brokerage commissions from portfolio transactions executed on behalf of the fund.

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended April 30, 2005 were $377,316,102 and $415,897,325, respectively.

As of April 30, 2005, the Fund had securities on loan with an aggregate market value of $150,219,283. The Fund received $154,914,519 in cash as collateral for securities on loan which was used to purchase highly liquid short-term investments in accordance with the Fund’s securities lending procedures.

Transactions in options written during the six months ended April 30, 2005, were as follows:

	Contracts	Premiums Received
Options outstanding at October 31, 2004	1,751	$391,779
Options written	2,297	328,344
Options closed	(1,355)	(176,405)
Options expired	(122)	(31,963)
Options exercised	(1,960)	(446,380)

Options outstanding at April 30, 2005	611	$65,375

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Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of April 30, 2005 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation	Other Cost Basis Adjustments	Total Net Unrealized Appreciation
$608,923,085	$55,117,257	$(18,729,578)	$36,387,679	$62,320	$36,449,999

The difference between book basis and tax basis was primarily attributable to deferred losses on wash sales. The other cost basis adjustment is attributable to appreciation of outstanding call options written.

For federal income tax purposes, as of October 31, 2004, the Fund had a capital loss carryforward for tax purposes of approximately $282,154,000 of which $79,104,000 expires in 2009 and $203,050,000 expires in 2010. Approximately $53,362,000 of its capital loss carryforward was used to offset net taxable gains realized in the fiscal year ended October 31, 2004. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Note 6. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.5%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential Financial, Inc. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares purchased are not subject to an initial sales charge and the contingent deferred sales charge (CDSC) for Class C shares will be 12 months from the date of purchase. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

There are 2 billion shares of $.001 par value common stock authorized divided into four classes, designated Class A, Class B, Class C and Class Z, which consists of 1 billion, 500 million, 300 million and 200 million authorized shares, respectively. As of April 30, 2005, Prudential owned 423,596 Class Z shares.

Jennison U.S. Emerging Growth Fund, Inc.	23

Notes to Financial Statements

Cont’d

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2005:
Shares sold	1,660,752	$27,234,449
Shares reacquired	(3,275,883)	(54,148,972)

Net increase (decrease) in shares outstanding before conversion	(1,615,131)	(26,914,523)
Shares issued upon conversion from Class B	523,103	8,702,872

Net increase (decrease) in shares outstanding	(1,092,028)	$(18,211,651)

Year ended October 31, 2004:
Shares sold	4,644,101	$68,013,664
Shares reacquired	(4,838,217)	(70,690,775)

Net increase (decrease) in shares outstanding before conversion	(194,116)	(2,677,111)
Shares issued upon conversion from Class B	2,231,254	33,066,770

Net increase (decrease) in shares outstanding	2,037,138	$30,389,659

Class B
Six months ended April 30, 2005:
Shares sold	235,419	$3,593,543
Shares reacquired	(923,638)	(14,139,856)

Net increase (decrease) in shares outstanding before conversion	(688,219)	(10,546,313)
Shares redeemed upon conversion into Class A	(560,794)	(8,702,872)

Net increase (decrease) in shares outstanding	(1,249,013)	$(19,249,185)

Year ended October 31, 2004:
Shares sold	731,410	$10,103,342
Shares reacquired	(1,881,071)	(25,796,144)

Net increase (decrease) in shares outstanding before conversion	(1,149,661)	(15,692,802)
Shares redeemed upon conversion into Class A	(2,378,048)	(33,066,770)

Net increase (decrease) in shares outstanding	(3,527,709)	$(48,759,572)

Class C
Six months ended April 30, 2005:
Shares sold	132,645	$2,023,208
Shares reacquired	(354,097)	(5,404,111)

Net increase (decrease) in shares outstanding	(221,452)	$(3,380,903)

Year ended October 31, 2004:
Shares sold	297,880	$4,110,538
Shares reacquired	(706,153)	(9,680,616)

Net increase (decrease) in shares outstanding	(408,273)	$(5,570,078)

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Class Z	Shares	Amount
Six months ended April 30, 2005:
Shares sold	1,564,094	$26,430,260
Shares reacquired	(2,246,385)	(37,494,940)

Net increase (decrease) in shares outstanding	(682,291)	$(11,064,680)

Year ended October 31, 2004:
Shares sold	4,812,259	$71,799,699
Shares reacquired	(4,622,538)	(68,635,406)

Net increase (decrease) in shares outstanding	189,721	$3,164,293

Jennison U.S. Emerging Growth Fund, Inc.	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.29

Income from investment operations:
Net investment loss(a)	(.07)
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.31

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$15.60

Total Return(b):	2.03%
Ratios/Supplemental Data:
Net assets, end of period (000)	$241,237
Average net assets (000)	$263,162
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees(c)	1.19	%(d)
Expenses, excluding distribution and service (12b-1) fees	.94	%(d)
Net investment loss	(.89	)%(d)
For Class A, B, C and Z shares:
Portfolio turnover rate	71	%(e)

(a)	Based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average net assets of the Class A shares.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended October 31,
2004	2003	2002	2001	2000

$14.10	$9.93	$13.15	$25.69	$19.16

(.14)	(.12)	(.12)	(.13)	(.20)
1.33	4.29	(3.10)	(9.26)	8.37

1.19	4.17	(3.22)	(9.39)	8.17

—	—	—	(3.15)	(1.64)

$15.29	$14.10	$9.93	$13.15	$25.69

8.44%	41.99%	(24.49)%	(40.13)%	44.52%

$253,031	$204,685	$141,331	$180,763	$291,800
$234,527	$165,609	$181,454	$227,650	$217,712

1.20%	1.33%	1.31%	1.21%	1.06%
.95%	1.08%	1.06%	.96%	.81%
(.97)%	(1.08)%	(.99)%	(.75)%	(.75)%

178%	231%	337%	305%	347%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	27

Financial Highlights

(Unaudited) Cont’d

	Class B
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.28

Income from investment operations:
Net investment loss(a)	(.12)
Net realized and unrealized gain (loss) on investment transactions	.36

Total from investment operations	.24

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$14.52

Total Return(b):	1.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$105,444
Average net assets (000)	$120,005
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)
Net investment loss	(1.64	)%(c)

(a)	Based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended October 31,
2004	2003	2002	2001	2000

$13.27	$9.42	$12.57	$24.88	$18.72

(.24)	(.20)	(.21)	(.24)	(.38)
1.25	4.05	(2.94)	(8.92)	8.18

1.01	3.85	(3.15)	(9.16)	7.80

—	—	—	(3.15)	(1.64)

$14.28	$13.27	$9.42	$12.57	$24.88

7.61%	40.87%	(25.06)%	(40.57)%	43.52%

$121,525	$159,782	$130,225	$214,092	$424,815
$140,185	$138,327	$189,651	$300,962	$382,245

1.95%	2.08%	2.06%	1.96%	1.81%
.95%	1.08%	1.06%	.96%	.81%
(1.72)%	(1.83)%	(1.74)%	(1.49)%	(1.49)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	29

Financial Highlights

(Unaudited) Cont’d

	Class C
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$14.28

Income from investment operations:
Net investment loss(a)	(.12)
Net realized and unrealized gain (loss) on investment transactions	.36

Total from investment operations	.24

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$14.52

Total Return(b):	1.68%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,379
Average net assets (000)	$32,775
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	1.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)
Net investment loss	(1.64	)%(c)

(a)	Based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended October 31,
2004	2003	2002	2001	2000

$13.27	$9.42	$12.57	$24.88	$18.72

(.24)	(.20)	(.21)	(.25)	(.38)
1.25	4.05	(2.94)	(8.91)	8.18

1.01	3.85	(3.15)	(9.16)	7.80

—	—	—	(3.15)	(1.64)

$14.28	$13.27	$9.42	$12.57	$24.88

7.61%	40.87%	(25.06)%	(40.57)%	43.52%

$32,054	$35,212	$28,577	$46,243	$83,275
$34,207	$30,253	$41,014	$62,733	$65,566

1.95%	2.08%	2.06%	1.96%	1.81%
.95%	1.08%	1.06%	.96%	.81%
(1.72)%	(1.83)%	(1.74)%	(1.50)%	(1.50)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	31

Financial Highlights

(Unaudited) Cont’d

	Class Z
	Six Months Ended April 30, 2005
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.62

Income from investment operations:
Net investment loss(a)	(.05)
Net realized and unrealized gain (loss) on investment transactions	.38

Total from investment operations	.33

Less Distributions:
Distributions from net realized gains	—

Net asset value, end of period	$15.95

Total Return(b):	2.11%
Ratios/Supplemental Data:
Net assets, end of period (000)	$117,551
Average net assets (000)	$126,558
Ratios to average net assets:
Expenses, including distribution and service (12b-1) fees	.94	%(c)
Expenses, excluding distribution and service (12b-1) fees	.94	%(c)
Net investment loss	(.64	)%(c)

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than one full year are not annualized.
(c)	Annualized.

See Notes to Financial Statements.

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Class Z
Year Ended October 31,
2004	2003	2002	2001	2000

$14.37	$10.09	$13.34	$25.94	$19.28

(.11)	(.10)	(.09)	(.09)	(.13)
1.36	4.38	(3.16)	(9.36)	8.43

1.25	4.28	(3.25)	(9.45)	8.30

—	—	—	(3.15)	(1.64)

$15.62	$14.37	$10.09	$13.34	$25.94

8.70%	42.42%	(24.36)%	(39.95)%	44.95%

$125,732	$112,963	$66,193	$76,604	$76,607
$119,263	$81,458	$79,868	$80,674	$52,755

.95%	1.08%	1.06%	.96%	.81%
.95%	1.08%	1.06%	.96%	.81%
(.72)%	(.82)%	(.74)%	(.54)%	(.51)%

See Notes to Financial Statements.

Jennison U.S. Emerging Growth Fund, Inc.	33

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Directors for the Fund has delegated to the Fund’s investment adviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange
Commission’s (the Commission) website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available on the Fund’s website at http://www.prudential.com and on the Commission’s website at http://www.sec.gov.

DIRECTORS
Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Robert E. La Blanc • Douglas H. McCorkindale • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn • Clay T. Whitehead

OFFICERS

Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • William V. Healey, Chief Legal Officer •

Maryanne Ryan, Anti-Money Laundering Officer • Helene Gurian, Acting Anti-Money Laundering Compliance Officer • Lee D. Augsburger, Chief Compliance Officer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT ADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN*	State Street Bank and Trust Company	One Heritage Drive North Quincy, MA 02171

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 8098 Philadelphia, PA 19176

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Sullivan & Cromwell LLP	125 Broad Street New York, NY 10004

Jennison U.S. Emerging Growth Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PEEAX	PEEBX	PEGCX	PEGZX
CUSIP	476296108	476296207	476296306	476296405

* On or about June 27, 2005, the Fund’s custodian will be The Bank of New York, One Wall Street, New York, NY 10005.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

Prudential Fixed Income is a business unit of Prudential Investment Management, Inc. (PIM). Quantitative Management Associates LLC, Jennison Associates LLC, and PIM are registered investment advisers and Prudential Financial companies.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter. The accompanying financial statements as of April 30, 2005, were not audited, and accordingly, no auditor’s opinion is expressed on them.

E-DELIVERY

To receive your mutual fund documents on-line, go to www.icsdelivery.com/prudential/funds and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the change/cancel enrollment option at the icsdelivery website address.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders of the Fund can communicate directly with the Board of Directors by writing to the Chair of the Board, Jennison U.S. Emerging Growth Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Shareholders can communicate directly with an individual Director by writing to that Director at Jennison U.S. Emerging Growth Fund, Inc., PO Box 13964, Philadelphia, PA 19176. Such communications to the Board or individual Directors are not screened before being delivered to the addressee.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (800) SEC-0330 (732-0330). The Fund will provide a full list of its portfolio holdings as of the end of each fiscal quarter on its website at www.jennisondryden.com approximately 60 days after the end of the fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison U.S. Emerging Growth Fund, Inc.
Share Class	A	B	C	Z
NASDAQ	PEEAX	PEEBX	PEGCX	PEGZX
CUSIP	476296108	476296207	476296306	476296405

MF173E2    IFS-A105351    Ed. 05/2005

Item 2 – Code of Ethics — Not required as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not applicable with semi-annual filing

Item 4 – Principal Accountant Fees and Services – Not applicable with semi-annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12 – Exhibits

(a)	Code of Ethics – Not applicable with semi-annual filing.

(b)	Certifications pursuant to Section 302 and 906 of the Sarbanes-Oxley Act – Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Jennison U.S. Emerging Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date June 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date June 27, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date June 27, 2005

*	Print the name and title of each signing officer under his or her signature.